Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans and Allowance for Credit Losses, Loans Outstanding
Table 6.1 presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include a total net reduction of $3.8 billion and $4.5 billion at December 31, 2015 and 2014, respectively, for unearned income, net deferred loan fees, and unamortized discounts and premiums.

Table 6.1: Loans Outstanding

	December 31,
(in millions)	2015	2014	2013	2012	2011
Commercial:
Commercial and industrial	$299,892	271,795	235,358	223,703	205,824
Real estate mortgage	122,160	111,996	112,427	106,392	106,028
Real estate construction	22,164	18,728	16,934	16,983	19,470
Lease financing	12,367	12,307	12,371	12,736	13,387
Total commercial	456,583	414,826	377,090	359,814	344,709
Consumer:
Real estate 1-4 family first mortgage	273,869	265,386	258,507	249,912	229,408
Real estate 1-4 family junior lien mortgage	53,004	59,717	65,950	75,503	86,041
Credit card	34,039	31,119	26,882	24,651	22,905
Automobile	59,966	55,740	50,808	45,998	43,508
Other revolving credit and installment	39,098	35,763	43,049	42,473	43,060
Total consumer	459,976	447,725	445,196	438,537	424,922
Total loans	$916,559	862,551	822,286	798,351	769,631

Our foreign loans are reported by respective class of financing receivable in the table above. Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign primarily based on whether the borrower’s primary address is outside of the United States. Table 6.2 presents total commercial foreign loans outstanding by class of financing receivable.

Table 6.2: Commercial Foreign Loans Outstanding

	December 31,
(in millions)	2015	2014	2013	2012	2011
Commercial foreign loans:
Commercial and industrial	$49,049	44,707	41,547	37,148	38,609
Real estate mortgage	8,350	4,776	5,328	52	53
Real estate construction	444	218	187	79	88
Lease financing	274	336	338	312	269
Total commercial foreign loans	$58,117	50,037	47,400	37,591	39,019

Loans and Allowance for Credit Losses, Significant Activity
Table 6.3 summarizes the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale at lower of cost or fair value. This loan activity primarily includes loans purchased and sales of whole loan or participating interests, whereby we receive or transfer a portion of a loan after origination. The table excludes PCI loans and loans recorded at fair value, including loans originated for sale because their loan activity normally does not impact the allowance for credit losses.

Table 6.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2015			2014
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases (1)	$13,674	340	14,014	4,952	1,365	6,317
Sales (1)	(1,214)	(160)	(1,374)	(1,706)	(152)	(1,858)
Transfers to MHFS/LHFS (1)	(91)	(16)	(107)	(99)	(9,778)	(9,877)

(1)
All categories exclude activity in government insured/guaranteed real estate 1-4 family first mortgage loans. As servicer, we are able to buy delinquent insured/guaranteed loans out of the Government National Mortgage Association (GNMA) pools, and manage and/or resell them in accordance with applicable requirements. These loans are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Accordingly, these loans have limited impact on the allowance for loan losses.

Loans and Allowance for Credit Losses, Commitments to Lend
The contractual amount of our unfunded credit commitments, including unissued standby and commercial letters of credit, is summarized by portfolio segment and class of financing receivable in Table 6.4. The table excludes the standby and commercial letters of credit and temporary advance arrangements described above.
Table 6.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2015	Dec 31, 2014
Commercial:
Commercial and industrial	$296,710	278,093
Real estate mortgage	7,378	6,134
Real estate construction	18,047	15,587
Lease financing	—	3
Total commercial	322,135	299,817
Consumer:
Real estate 1-4 family first mortgage	34,621	32,055
Real estate 1-4 family junior lien mortgage	43,309	45,492
Credit card	98,904	95,062
Other revolving credit and installment	27,899	24,816
Total consumer	204,733	197,425
Total unfunded credit commitments	$526,868	497,242

Loans and Allowance for Credit Losses, Allowance for Credit Losses
Table 6.5 presents the allowance for credit losses, which consists of the allowance for loan losses and the allowance for unfunded credit commitments.

Table 6.5: Allowance for Credit Losses

	Year ended December 31,
(in millions)	2015	2014	2013	2012	2011
Balance, beginning of year	$13,169	14,971	17,477	19,668	23,463
Provision for credit losses	2,442	1,395	2,309	7,217	7,899
Interest income on certain impaired loans (1)	(198)	(211)	(264)	(315)	(332)
Loan charge-offs:
Commercial:
Commercial and industrial	(734)	(627)	(739)	(1,404)	(1,681)
Real estate mortgage	(59)	(66)	(190)	(382)	(636)
Real estate construction	(4)	(9)	(28)	(191)	(351)
Lease financing	(14)	(15)	(34)	(24)	(41)
Total commercial	(811)	(717)	(991)	(2,001)	(2,709)
Consumer:
Real estate 1-4 family first mortgage	(507)	(721)	(1,439)	(3,020)	(3,896)
Real estate 1-4 family junior lien mortgage	(635)	(864)	(1,579)	(3,437)	(3,765)
Credit card	(1,116)	(1,025)	(1,022)	(1,105)	(1,458)
Automobile	(742)	(729)	(625)	(651)	(797)
Other revolving credit and installment	(643)	(668)	(754)	(759)	(990)
Total consumer	(3,643)	(4,007)	(5,419)	(8,972)	(10,906)
Total loan charge-offs	(4,454)	(4,724)	(6,410)	(10,973)	(13,615)
Loan recoveries:
Commercial:
Commercial and industrial	252	369	396	472	426
Real estate mortgage	127	160	226	163	143
Real estate construction	37	136	137	124	146
Lease financing	8	8	17	20	25
Total commercial	424	673	776	779	740
Consumer:
Real estate 1-4 family first mortgage	245	212	246	157	405
Real estate 1-4 family junior lien mortgage	259	238	269	260	218
Credit card	175	161	127	188	257
Automobile	325	349	322	364	449
Other revolving credit and installment	134	146	161	191	247
Total consumer	1,138	1,106	1,125	1,160	1,576
Total loan recoveries	1,562	1,779	1,901	1,939	2,316
Net loan charge-offs (2)	(2,892)	(2,945)	(4,509)	(9,034)	(11,299)
Other	(9)	(41)	(42)	(59)	(63)
Balance, end of year	$12,512	13,169	14,971	17,477	19,668
Components:
Allowance for loan losses	$11,545	12,319	14,502	17,060	19,372
Allowance for unfunded credit commitments	967	850	469	417	296
Allowance for credit losses (3)	$12,512	13,169	14,971	17,477	19,668
Net loan charge-offs as a percentage of average total loans (2)	0.33%	0.35	0.56	1.17	1.49
Allowance for loan losses as a percentage of total loans (3)	1.26	1.43	1.76	2.13	2.52
Allowance for credit losses as a percentage of total loans (3)	1.37	1.53	1.82	2.19	2.56

(1)
Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize reductions in the allowance as interest income.

(2)	For PCI loans, charge-offs are only recorded to the extent that losses exceed the purchase accounting estimates.

(3)
The allowance for credit losses includes $1 million, $11 million, $30 million, $117 million and $231 million at December 31, 2015, 2014, 2013, 2012, and 2011, respectively, related to PCI loans acquired from Wachovia. Loans acquired from Wachovia are included in total loans net of related purchase accounting net write-downs.

Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category
Table 6.6 summarizes the activity in the allowance for credit losses by our commercial and consumer portfolio segments.

Table 6.6: Allowance Activity by Portfolio Segment

	Year ended December 31,
	2015			2014
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of year	$6,377	6,792	13,169	6,103	8,868	14,971
Provision for credit losses	908	1,534	2,442	342	1,053	1,395
Interest income on certain impaired loans	(17)	(181)	(198)	(20)	(191)	(211)

Loan charge-offs	(811)	(3,643)	(4,454)	(717)	(4,007)	(4,724)
Loan recoveries	424	1,138	1,562	673	1,106	1,779
Net loan charge-offs	(387)	(2,505)	(2,892)	(44)	(2,901)	(2,945)
Other	(9)	—	(9)	(4)	(37)	(41)
Balance, end of year	$6,872	5,640	12,512	6,377	6,792	13,169

Loans and Allowance for Credit Losses, by Impairment Methodology
Table 6.7 disaggregates our allowance for credit losses and recorded investment in loans by impairment methodology.

Table 6.7: Allowance by Impairment Methodology

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
December 31, 2015
Collectively evaluated (1)	$5,999	3,436	9,435	452,063	420,705	872,768
Individually evaluated (2)	872	2,204	3,076	3,808	20,012	23,820
PCI (3)	1	—	1	712	19,259	19,971
Total	$6,872	5,640	12,512	456,583	459,976	916,559
December 31, 2014
Collectively evaluated (1)	$5,482	3,706	9,188	409,560	404,263	813,823
Individually evaluated (2)	884	3,086	3,970	3,759	21,649	25,408
PCI (3)	11	—	11	1,507	21,813	23,320
Total	$6,377	6,792	13,169	414,826	447,725	862,551

(1)
Represents loans collectively evaluated for impairment in accordance with Accounting Standards Codification (ASC) 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for non-impaired loans.

(2)	Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.

(3)
Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 3-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Loans by Credit Quality Indicator
Table 6.8 provides a breakdown of outstanding commercial loans by risk category. Of the $7.1 billion in criticized commercial real estate (CRE) loans at December 31, 2015, $1.0 billion has been placed on nonaccrual status and written down to net realizable collateral value. CRE loans have a high level of monitoring in place to manage these assets and mitigate loss exposure.
Table 6.8: Commercial Loans by Risk Category

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2015
By risk category:
Pass	$281,356	115,025	21,546	11,772	429,699
Criticized	18,458	6,593	526	595	26,172
Total commercial loans (excluding PCI)	299,814	121,618	22,072	12,367	455,871
Total commercial PCI loans (carrying value)	78	542	92	—	712
Total commercial loans	$299,892	122,160	22,164	12,367	456,583
December 31, 2014
By risk category:
Pass	$255,611	103,319	17,661	11,723	388,314
Criticized	16,109	7,416	896	584	25,005
Total commercial loans (excluding PCI)	271,720	110,735	18,557	12,307	413,319
Total commercial PCI loans (carrying value)	75	1,261	171	—	1,507
Total commercial loans	$271,795	111,996	18,728	12,307	414,826

Loans by Delinquency Status, Commercial
Table 6.9 provides past due information for commercial loans, which we monitor as part of our credit risk management practices.

Table 6.9: Commercial Loans by Delinquency Status

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2015
By delinquency status:
Current-29 DPD and still accruing	$297,847	120,415	21,920	12,313	452,495
30-89 DPD and still accruing	507	221	82	28	838
90+ DPD and still accruing	97	13	4	—	114
Nonaccrual loans	1,363	969	66	26	2,424
Total commercial loans (excluding PCI)	299,814	121,618	22,072	12,367	455,871
Total commercial PCI loans (carrying value)	78	542	92	—	712
Total commercial loans	$299,892	122,160	22,164	12,367	456,583
December 31, 2014
By delinquency status:
Current-29 DPD and still accruing	$270,624	109,032	18,345	12,251	410,252
30-89 DPD and still accruing	527	197	25	32	781
90+ DPD and still accruing	31	16	—	—	47
Nonaccrual loans	538	1,490	187	24	2,239
Total commercial loans (excluding PCI)	271,720	110,735	18,557	12,307	413,319
Total commercial PCI loans (carrying value)	75	1,261	171	—	1,507
Total commercial loans	$271,795	111,996	18,728	12,307	414,826

Loans by Delinquency Status, Consumer
Table 6.10 provides the outstanding balances of our consumer portfolio by delinquency status.

Table 6.10: Consumer Loans by Delinquency Status

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2015
By delinquency status:
Current-29 DPD	$225,195	51,778	33,208	58,503	38,690	407,374
30-59 DPD	2,072	325	257	1,121	175	3,950
60-89 DPD	821	184	177	253	107	1,542
90-119 DPD	402	110	150	84	86	832
120-179 DPD	460	145	246	4	21	876
180+ DPD	3,376	393	1	1	19	3,790
Government insured/guaranteed loans (1)	22,353	—	—	—	—	22,353
Total consumer loans (excluding PCI)	254,679	52,935	34,039	59,966	39,098	440,717
Total consumer PCI loans (carrying value)	19,190	69	—	—	—	19,259
Total consumer loans	$273,869	53,004	34,039	59,966	39,098	459,976
December 31, 2014
By delinquency status:
Current-29 DPD	$208,642	58,182	30,356	54,365	35,356	386,901
30-59 DPD	2,415	398	239	1,056	180	4,288
60-89 DPD	993	220	160	235	111	1,719
90-119 DPD	488	158	136	78	82	942
120-179 DPD	610	194	227	5	21	1,057
180+ DPD	4,258	464	1	1	13	4,737
Government insured/guaranteed loans (1)	26,268	—	—	—	—	26,268
Total consumer loans (excluding PCI)	243,674	59,616	31,119	55,740	35,763	425,912
Total consumer PCI loans (carrying value)	21,712	101	—	—	—	21,813
Total consumer loans	$265,386	59,717	31,119	55,740	35,763	447,725

(1)
Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA. Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $12.4 billion at December 31, 2015, compared with $16.2 billion at December 31, 2014.

Loans by FICO Score, Consumer
Table 6.11 provides a breakdown of our consumer portfolio by updated FICO. We obtain FICO scores at loan origination and the scores are updated at least quarterly. The majority of our portfolio is underwritten with a FICO score of 680 and above. FICO is not available for certain loan types and may not be obtained if we deem it unnecessary due to strong collateral and other borrower attributes, primarily security-based loans of $7.0 billion at December 31, 2015, and $5.9 billion at December 31, 2014.
Table 6.11: Consumer Loans by FICO

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2015
By updated FICO:
< 600	$8,716	3,025	2,927	9,260	965	24,893
600-639	6,961	2,367	2,875	6,619	1,086	19,908
640-679	13,006	4,613	5,354	10,014	2,416	35,403
680-719	24,460	7,863	6,857	10,947	4,388	54,515
720-759	38,309	10,966	7,017	8,279	6,010	70,581
760-799	92,975	16,369	5,693	7,761	8,351	131,149
800+	44,452	6,895	3,090	6,654	6,510	67,601
No FICO available	3,447	837	226	432	2,395	7,337
FICO not required	—	—	—	—	6,977	6,977
Government insured/guaranteed loans (1)	22,353	—	—	—	—	22,353
Total consumer loans (excluding PCI)	254,679	52,935	34,039	59,966	39,098	440,717
Total consumer PCI loans (carrying value)	19,190	69	—	—	—	19,259
Total consumer loans	$273,869	53,004	34,039	59,966	39,098	459,976
December 31, 2014
By updated FICO:
< 600	$11,166	4,001	2,639	8,825	894	27,525
600-639	7,866	2,794	2,588	6,236	1,058	20,542
640-679	13,894	5,324	4,931	9,352	2,366	35,867
680-719	24,412	8,970	6,285	9,994	4,389	54,050
720-759	35,490	12,171	6,407	7,475	5,896	67,439
760-799	82,123	17,897	5,234	7,315	7,673	120,242
800+	39,219	7,581	2,758	6,184	5,819	61,561
No FICO available	3,236	878	277	359	1,814	6,564
FICO not required	—	—	—	—	5,854	5,854
Government insured/guaranteed loans (1)	26,268	—	—	—	—	26,268
Total consumer loans (excluding PCI)	243,674	59,616	31,119	55,740	35,763	425,912
Total consumer PCI loans (carrying value)	21,712	101	—	—	—	21,813
Total consumer loans	$265,386	59,717	31,119	55,740	35,763	447,725

(1)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Loans by Loan to Value Ratio, Consumer
Table 6.12 shows the most updated LTV and CLTV distribution of the real estate 1-4 family first and junior lien mortgage loan portfolios. We consider the trends in residential real estate markets as we monitor credit risk and establish our allowance for credit losses. In the event of a default, any loss should be limited to the portion of the loan amount in excess of the net realizable value of the underlying real estate collateral value. Certain loans do not have an LTV or CLTV primarily due to industry data availability and portfolios acquired from or serviced by other institutions.
Table 6.12: Consumer Loans by LTV/CLTV

	December 31, 2015			December 31, 2014
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$109,558	15,805	125,363	95,719	15,603	111,322
60.01-80%	92,005	16,579	108,584	86,112	17,651	103,763
80.01-100%	22,765	11,385	34,150	25,170	14,004	39,174
100.01-120% (1)	4,480	5,545	10,025	6,133	7,254	13,387
> 120% (1)	2,065	3,051	5,116	2,856	4,058	6,914
No LTV/CLTV available	1,453	570	2,023	1,416	1,046	2,462
Government insured/guaranteed loans (2)	22,353	—	22,353	26,268	—	26,268
Total consumer loans (excluding PCI)	254,679	52,935	307,614	243,674	59,616	303,290
Total consumer PCI loans (carrying value)	19,190	69	19,259	21,712	101	21,813
Total consumer loans	$273,869	53,004	326,873	265,386	59,717	325,103

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.

(2)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Nonaccrual Loans
Table 6.13 provides loans on nonaccrual status. PCI loans are excluded from this table because they continue to earn interest from accretable yield, independent of performance in accordance with their contractual terms.

Table 6.13: Nonaccrual Loans

	December 31,
(in millions)	2015	2014
Commercial:
Commercial and industrial	$1,363	538
Real estate mortgage	969	1,490
Real estate construction	66	187
Lease financing	26	24
Total commercial (1)	2,424	2,239
Consumer:
Real estate 1-4 family first mortgage (2)	7,293	8,583
Real estate 1-4 family junior lien mortgage	1,495	1,848
Automobile	121	137
Other revolving credit and installment	49	41
Total consumer	8,958	10,609
Total nonaccrual loans (excluding PCI)	$11,382	12,848

(1)	Includes LHFS of $0 million and $1 million at December 31, 2015 and 2014, respectively.

(2)	Includes MHFS of $177 million and $177 million at December 31, 2015 and 2014, respectively.

90 days or More Past Due and Still Accruing Loans
Table 6.14 shows non-PCI loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.

Table 6.14: Loans 90 Days or More Past Due and Still Accruing

	Dec 31,	Dec 31,
(in millions)	2015	2014
Loans 90 days or more past due and still accruing:
Total (excluding PCI):	$14,380	17,810
Less: FHA insured/guaranteed by the VA (1)(2)	13,373	16,827
Less: Student loans guaranteed under the FFELP (3)	26	63
Total, not government insured/guaranteed	$981	920
By segment and class, not government insured/guaranteed:
Commercial:
Commercial and industrial	$97	31
Real estate mortgage	13	16
Real estate construction	4	—
Total commercial	114	47
Consumer:
Real estate 1-4 family first mortgage (2)	224	260
Real estate 1-4 family junior lien mortgage (2)	65	83
Credit card	397	364
Automobile	79	73
Other revolving credit and installment	102	93
Total consumer	867	873
Total, not government insured/guaranteed	$981	920

(1)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

(2)	Includes mortgage loans held for sale 90 days or more past due and still accruing.

(3)	Represents loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the FFELP.

Impaired Loans
Table 6.15 includes trial modifications that totaled $402 million at December 31, 2015, and $452 million at December 31, 2014.
For additional information on our impaired loans and allowance for credit losses, see Note 1 (Summary of Significant Accounting Policies).

Table 6.15: Impaired Loans Summary

		Recorded investment
(in millions)	Unpaid principal balance (1)	Impaired loans	Impaired loans with related allowance for credit losses	Related allowance for credit losses
December 31, 2015
Commercial:
Commercial and industrial	$2,746	1,835	1,648	435
Real estate mortgage	2,369	1,815	1,773	405
Real estate construction	262	131	112	23
Lease financing	38	27	27	9
Total commercial	5,415	3,808	3,560	872
Consumer:
Real estate 1-4 family first mortgage	19,626	17,121	11,057	1,643
Real estate 1-4 family junior lien mortgage	2,704	2,408	1,859	447
Credit card	299	299	299	94
Automobile	173	105	41	5
Other revolving credit and installment	86	79	71	15
Total consumer (2)	22,888	20,012	13,327	2,204
Total impaired loans (excluding PCI)	$28,303	23,820	16,887	3,076
December 31, 2014
Commercial:
Commercial and industrial	$1,524	926	757	240
Real estate mortgage	3,190	2,483	2,405	591
Real estate construction	491	331	308	45
Lease financing	33	19	19	8
Total commercial	5,238	3,759	3,489	884
Consumer:
Real estate 1-4 family first mortgage	21,324	18,600	12,433	2,322
Real estate 1-4 family junior lien mortgage	3,094	2,534	2,009	653
Credit card	338	338	338	98
Automobile	190	127	55	8
Other revolving credit and installment	60	50	42	5
Total consumer (2)	25,006	21,649	14,877	3,086
Total impaired loans (excluding PCI)	$30,244	25,408	18,366	3,970

(1)	Excludes the unpaid principal balance for loans that have been fully charged off or otherwise have zero recorded investment.

(2)
Years ended December 31, 2015 and 2014, include the recorded investment of $1.8 billion and $2.1 billion, respectively, of government insured/guaranteed loans that are predominantly insured by the FHA or guaranteed by the VA and generally do not have an allowance. Impaired loans may also have limited, if any, allowance when the recorded investment of the loan approximates estimated net realizable value as a result of charge-offs prior to a TDR modification.

Impaired Loans, Average Recorded Investment and Interest Income
Table 6.16 provides the average recorded investment in impaired loans and the amount of interest income recognized on impaired loans by portfolio segment and class.

Table 6.16: Average Recorded Investment in Impaired Loans

	Year ended December 31,
	2015		2014		2013
(in millions)	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income
Commercial:
Commercial and industrial	$1,240	80	1,089	77	1,508	94
Real estate mortgage	2,128	140	2,924	150	3,842	141
Real estate construction	246	25	457	39	966	35
Lease financing	26	—	28	—	38	1
Total commercial	3,640	245	4,498	266	6,354	271
Consumer:
Real estate 1-4 family first mortgage	17,924	921	19,086	934	19,419	973
Real estate 1-4 family junior lien mortgage	2,480	137	2,547	142	2,498	143
Credit card	317	39	381	46	480	57
Automobile	115	13	154	18	232	29
Other revolving credit and installment	61	5	39	4	30	3
Total consumer	20,897	1,115	22,207	1,144	22,659	1,205
Total impaired loans (excluding PCI)	$24,537	1,360	26,705	1,410	29,013	1,476

Interest income:
Cash basis of accounting	$412	435	426
Other (1)	948	975	1,050
Total interest income	$1,360	1,410	1,476

(1)
Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an allowance calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans.

Troubled Debt Restructurings, Modification by Type
Table 6.17 summarizes our TDR modifications for the periods presented by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period. Loans that both modify and pay off within the period, as well as changes in recorded investment during the period for loans modified in prior periods, are not included in the table.
Table 6.17: TDR Modifications

	Primary modification type (1)				Financial effects of modifications
(in millions)	Principal (2)	Interest rate reduction	Other concessions (3)	Total	Charge- offs (4)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (5)
Year ended December 31, 2015
Commercial:
Commercial and industrial	$10	33	1,806	1,849	62	1.11%	$33
Real estate mortgage	14	133	904	1,051	1	1.47	133
Real estate construction	11	15	72	98	—	0.95	15
Total commercial	35	181	2,782	2,998	63	1.36	181
Consumer:
Real estate 1-4 family first mortgage	400	339	1,892	2,631	53	2.50	656
Real estate 1-4 family junior lien mortgage	34	99	172	305	43	3.09	127
Credit card	—	166	—	166	—	11.44	166
Automobile	1	5	87	93	38	8.28	5
Other revolving credit and installment	—	27	8	35	1	5.94	27
Trial modifications (6)	—	—	44	44	—	—	—
Total consumer	435	636	2,203	3,274	135	4.21	981
Total	$470	817	4,985	6,272	198	3.77%	$1,162
Year ended December 31, 2014
Commercial:
Commercial and industrial	$4	51	914	969	36	1.53%	$51
Real estate mortgage	7	182	929	1,118	—	1.21	182
Real estate construction	—	10	270	280	—	2.12	10
Total commercial	11	243	2,113	2,367	36	1.32	243
Consumer:
Real estate 1-4 family first mortgage	571	401	2,690	3,662	92	2.50	833
Real estate 1-4 family junior lien mortgage	50	114	246	410	64	3.27	157
Credit card	—	155	—	155	—	11.40	155
Automobile	2	5	85	92	36	8.56	5
Other revolving credit and installment	—	12	16	28	—	5.26	12
Trial modifications (6)	—	—	(74)	(74)	—	—	—
Total consumer	623	687	2,963	4,273	192	3.84	1,162
Total	$634	930	5,076	6,640	228	3.41%	$1,405
Year ended December 31, 2013
Commercial:
Commercial and industrial	$19	177	1,081	1,277	17	4.71%	$177
Real estate mortgage	33	307	1,391	1,731	8	1.66	308
Real estate construction	—	12	381	393	4	1.07	12
Total commercial	52	496	2,853	3,401	29	2.72	497
Consumer:
Real estate 1-4 family first mortgage	1,143	1,170	3,681	5,994	233	2.64	2,019
Real estate 1-4 family junior lien mortgage	103	181	472	756	42	3.33	276
Credit card	—	182	—	182	—	10.38	182
Automobile	3	12	97	112	34	7.66	12
Other revolving credit and installment	—	10	12	22	—	4.87	10
Trial modifications (6)	—	—	50	50	—	—	—
Total consumer	1,249	1,555	4,312	7,116	309	3.31	2,499
Total	$1,301	2,051	7,165	10,517	338	3.21%	$2,996

(1)
Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $2.1 billion, $2.1 billion and $3.1 billion, for the years ended December 31, 2015, 2014, and 2013, respectively.

(2)
Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.

(3)
Other concessions include loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate.

(4)
Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification. Modifications resulted in legally forgiving principal (actual, contingent or deferred) of $100 million, $149 million and $393 million for the years ended December 31, 2015, 2014, and 2013, respectively.

(5)
Reflects the effect of reduced interest rates on loans with an interest rate concession as one of their concession types, which includes loans reported as a principal primary modification type that also have an interest rate concession.

(6)
Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

Troubled Debt Restructuring, Current Defaults
Table 6.18 summarizes permanent modification TDRs that have defaulted in the current period within 12 months of their permanent modification date. We are reporting these defaulted TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.

Table 6.18: Defaulted TDRs

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2015	2014	2013
Commercial:
Commercial and industrial	$66	62	235
Real estate mortgage	104	117	303
Real estate construction	4	4	70
Total commercial	174	183	608
Consumer:
Real estate 1-4 family first mortgage	187	334	370
Real estate 1-4 family junior lien mortgage	17	29	34
Credit card	52	51	59
Automobile	13	14	18
Other revolving credit and installment	3	2	1
Total consumer	272	430	482
Total	$446	613	1,090

Purchased Credit Impaired Loans, Loans Outstanding
Table 6.19 presents PCI loans net of any remaining purchase accounting adjustments. Real estate 1-4 family first mortgage PCI loans are predominantly Pick-a-Pay loans.

Table 6.19: PCI Loans

	Dec 31,	Dec 31,
(in millions)	2015	2014
Commercial:
Commercial and industrial	$78	75
Real estate mortgage	542	1,261
Real estate construction	92	171
Total commercial	712	1,507
Consumer:
Real estate 1-4 family first mortgage	19,190	21,712
Real estate 1-4 family junior lien mortgage	69	101
Total consumer	19,259	21,813
Total PCI loans (carrying value)	$19,971	23,320
Total PCI loans (unpaid principal balance)	$28,278	32,924

Purchased Credit Impaired Loans, Accretable Yield
The change in the accretable yield related to PCI loans since the merger with Wachovia is presented in Table 6.20.

Table 6.20: Change in Accretable Yield

(in millions)	2015	2014	2013	2009-2012
Total, beginning of period	$17,790	17,392	18,548	10,447
Addition of accretable yield due to acquisitions	—	—	1	131
Accretion into interest income (1)	(1,429)	(1,599)	(1,833)	(9,351)
Accretion into noninterest income due to sales (2)	(28)	(37)	(151)	(242)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	1,166	2,243	971	5,354
Changes in expected cash flows that do not affect nonaccretable difference (3)	(1,198)	(209)	(144)	12,209
Total, end of period	$16,301	17,790	17,392	18,548

(1)	Includes accretable yield released as a result of settlements with borrowers, which is included in interest income.

(2)	Includes accretable yield released as a result of sales to third parties, which is included in noninterest income.

(3)
Represents changes in cash flows expected to be collected due to the impact of modifications, changes in prepayment assumptions, changes in interest rates on variable rate PCI loans and sales to third parties.

Purchased Credit Impaired Loans by Credit Quality Indicator
Table 6.21 provides a breakdown of commercial PCI loans by risk category.

Table 6.21: Commercial PCI Loans by Risk Category

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Total
December 31, 2015
By risk category:
Pass	$35	298	68	401
Criticized	43	244	24	311
Total commercial PCI loans	$78	542	92	712
December 31, 2014
By risk category:
Pass	$21	783	118	922
Criticized	54	478	53	585
Total commercial PCI loans	$75	1,261	171	1,507

Purchased Credit Impaired Loans by Delinquency Status, Commercial
Table 6.22 provides past due information for commercial PCI loans.

Table 6.22: Commercial PCI Loans by Delinquency Status

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Total
December 31, 2015
By delinquency status:
Current-29 DPD and still accruing	$78	510	90	678
30-89 DPD and still accruing	—	2	—	2
90+ DPD and still accruing	—	30	2	32
Total commercial PCI loans	$78	542	92	712
December 31, 2014
By delinquency status:
Current-29 DPD and still accruing	$75	1,135	161	1,371
30-89 DPD and still accruing	—	48	5	53
90+ DPD and still accruing	—	78	5	83
Total commercial PCI loans	$75	1,261	171	1,507

Purchased Credit Impaired Loans by Delinquency Status, Consumer
Table 6.23 provides the delinquency status of consumer PCI loans.

Table 6.23: Consumer PCI Loans by Delinquency Status

	December 31, 2015			December 31, 2014
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By delinquency status:
Current-29 DPD and still accruing	$18,086	202	18,288	19,236	168	19,404
30-59 DPD and still accruing	1,686	7	1,693	1,987	7	1,994
60-89 DPD and still accruing	716	3	719	1,051	3	1,054
90-119 DPD and still accruing	293	2	295	402	2	404
120-179 DPD and still accruing	319	3	322	440	3	443
180+ DPD and still accruing	3,035	12	3,047	3,654	83	3,737
Total consumer PCI loans (adjusted unpaid principal balance)	$24,135	229	24,364	26,770	266	27,036
Total consumer PCI loans (carrying value)	$19,190	69	19,259	21,712	101	21,813

Purchased Credit Impaired Loans by FICO Score, Consumer
Table 6.24 provides FICO scores for consumer PCI loans.

Table 6.24: Consumer PCI Loans by FICO

	December 31, 2015			December 31, 2014
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By FICO:
< 600	$5,737	52	5,789	7,708	75	7,783
600-639	4,754	38	4,792	5,416	53	5,469
640-679	6,208	48	6,256	6,718	69	6,787
680-719	4,283	43	4,326	4,008	39	4,047
720-759	1,914	24	1,938	1,728	13	1,741
760-799	910	13	923	875	6	881
800+	241	3	244	220	1	221
No FICO available	88	8	96	97	10	107
Total consumer PCI loans (adjusted unpaid principal balance)	$24,135	229	24,364	26,770	266	27,036
Total consumer PCI loans (carrying value)	$19,190	69	19,259	21,712	101	21,813

Purchased Credit Impaired Loans by Loan to Value Ratio, Consumer
Table 6.25 shows the distribution of consumer PCI loans by LTV for real estate 1-4 family first mortgages and by CLTV for real estate 1-4 family junior lien mortgages.

Table 6.25: Consumer PCI Loans by LTV/CLTV

	December 31, 2015			December 31, 2014
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$5,437	32	5,469	4,309	34	4,343
60.01-80%	10,036	65	10,101	11,264	71	11,335
80.01-100%	6,299	80	6,379	7,751	92	7,843
100.01-120% (1)	1,779	36	1,815	2,437	44	2,481
> 120% (1)	579	15	594	1,000	24	1,024
No LTV/CLTV available	5	1	6	9	1	10
Total consumer PCI loans (adjusted unpaid principal balance)	$24,135	229	24,364	26,770	266	27,036
Total consumer PCI loans (carrying value)	$19,190	69	19,259	21,712	101	21,813

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.